Vanguard Mortgage-Backed Securities Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Mortgage-Backed Securities Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Mortgage-Backed Securities Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Mortgage-Backed Securities Index Fund (the “Fund”) seeks to track the performance of a market-weighted mortgage-backed securities index.